Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Other reserves [member]	Revaluation surplus [member]	Equity Component of Convertible Loan [member]	Warrants [member]	Reserve of share-based payments [member]	Reserve of change in value of foreign currency basis spreads [member]	Accumulated other comprehensive income [member]	Total Shareholders Equity [member]	Non-controlling interests [member]	Total
Balance at Mar. 31, 2019	$ 13,382,920					$ 634,462	$ (8,855)	$ (10,094,383)	$ 3,914,144	$ (61,954)	$ 3,852,190
Balance, shares at Mar. 31, 2019	973,903
IfrsStatementLineItems [Line Items]
Shares issued for cash during the year	$ 31,831,174								31,831,174		31,831,174
Shares issued for cash during the year, shares	214,753
Shares issued for consulting services	$ 2,709,854								2,709,854		2,709,854
Shares issued for consulting services, shares	17,081
Shares issued for intangible asset purchase	$ 5,400,043								5,400,043		5,400,043
Shares issued for intangible asset purchase, shares	35,088
Shares issued to employees	$ 1,745,447								1,745,447		1,745,447
Shares issued to employees, shares	10,522
Expenses related to raise of capital	$ (913,159)								(913,159)		(913,159)
Total loss for the year								(57,716,069)	(57,716,069)	(419,761)	(58,135,830)
Total other comprehensive loss for the year							22,903		22,903		22,903
Acquisition of a subsidiary								(375,920)	(375,920)	275,920	(100,000)
Equity-settled share-based payments						9,722,202			9,722,202		9,722,202
Recapitalization	$ 85,180,290	(85,180,290)
Recapitalization, Share	16,228,418
Subtotal - Equity after recapitalization	$ 139,336,569	(85,180,290)				10,356,664	14,048	(68,186,372)	(3,659,381)	(205,795)	(3,865,176)
Subtotal - Equity after recapitalization, shares	17,479,765
Balance at Mar. 31, 2020	$ 54,156,279					10,356,664	14,048	(68,186,372)	(3,659,381)	(205,795)	(3,865,176)
Balance, shares at Mar. 31, 2020	1,251,347
Equity before recapitalization at Mar. 31, 2020	$ 81,859,913					42,504,964	14,048	(68,186,372)	56,192,553	(205,795)	55,986,758
Equity before recapitalization, shares at Mar. 31, 2020	1,789,708
IfrsStatementLineItems [Line Items]
Shares issued for cash during the year	$ 285,438								285,438		285,438
Shares issued for cash during the year, shares	3,572
Shares issued for consulting services	$ 47,546								47,546		47,546
Shares issued for consulting services, shares	595
Shares issued for intangible asset purchase	$ 600,056								600,056		600,056
Shares issued for intangible asset purchase, shares	3,899
Shares issued to employees	$ 728,300
Shares issued to employees, shares	9,114
Expenses related to raise of capital	$ (1,636,312)								(1,636,312)		(1,636,312)
Total loss for the year								(126,752,064)	(126,752,064)	(542,341)	(127,294,405)
Total other comprehensive loss for the year			180,260				(525,878)	249,529	(96,089)		(96,089)
Equity-settled share-based payments						29,694,641			29,694,641		29,694,641
Recapitalization	$ 129,019,911	(129,019,911)
Recapitalization, Share	23,210,292
Subtotal - Equity after recapitalization	$ 210,879,824	(129,019,911)				42,504,964	14,048	(68,186,372)	56,192,553	(205,795)	55,986,758
Subtotal - Equity after recapitalization, shares	25,000,000
Shares issued on conversion of convertible bond	$ 25,436,232								25,436,232		25,436,232
Shares issued on conversion of convertible bond, shares	318,311
Shares issued to employees	$ 728,300								728,300		728,300
Shares issued to settle shareholder loan	$ 722,306								722,306		722,306
Shares issued to settle shareholder loan, shares	9,039
Equity-settled share-based payments	$ 35,800								35,800		35,800
Equity-settled share-based payments, shares	448
Equity-settled earn-out awards						32,148,300			32,148,300		32,148,300
Anti-dilutive share issuance
Anti-dilutive share issuance, shares	187,001
Expenses related to raise of capital	$ (152,044)								(152,044)		(152,044)
Expenses related to raise of capital, shares	6,382
Recapitalized with founding share of the Company	$ 1	(16,610)							(16,609)		(16,609)
Recapitalized with founding share of the Company, shares	1
Acquisition of 8i Enterprises	$ 56,851,332				8,324,147				65,175,479		65,175,479
Acquisition of Enterprises, shares	6,688,392
Subtotal	$ 267,731,157	(129,036,521)			8,324,147	42,504,964	14,048	(68,186,372)	121,351,423	(205,795)	121,145,628
Subtotal, shares	31,688,393
Shares issued for services	$ 285,160								285,160		285,160
Shares issued for services, shares	27,334
Shares issued for cash during period one	$ 21,980,647								21,980,647		21,980,647
Shares issued for cash during period one, shares	2,571,669
Shares issued in settlement of earn-out awards	$ 7,241,700					(7,241,700)
Shares issued in settlement of earn-out awards, shares	3,030,000
Shares issued for warrants exercised and warrants repurchased	$ 17,031,098				(8,324,147)			8,291,644	16,998,595		16,998,595
Shares issued for warrants exercised and warrants repurchased, shares	1,480,965
Balance at Mar. 31, 2021	$ 312,633,450	(129,036,521)	180,260			64,957,905	(511,830)	(186,397,263)	61,826,001	(748,136)	61,077,865
Balance, shares at Mar. 31, 2021	38,798,361
Equity before recapitalization at Mar. 31, 2021	$ 210,879,824
IfrsStatementLineItems [Line Items]
Shares issued for consulting services	$ 3,896,546
Shares issued for consulting services, shares	371,324
Shares issued for intangible asset purchase	$ 900,000								900,000		900,000
Shares issued for intangible asset purchase, shares	154,906
Shares issued to employees	$ 142,201					(142,201)
Shares issued to employees, shares	17,841
Total loss for the year								(74,995,788)	(74,995,788)	(823,340)	(75,819,128)
Total other comprehensive loss for the year			9,798				(167,106)		(157,308)		(157,308)
Equity-settled share-based payments						17,726,327			17,726,327		17,726,327
Equity-settled share-based payments	$ 45,689,431
Equity-settled share-based payments, shares	5,635,335
Acquisition of 8i Enterprises
Acquisition of Enterprises, shares	1,464,291
Shares issued for services	$ 3,896,546					(3,746,546)			150,000		150,000
Shares issued for services, shares	371,324
Shares issued in settlement of share-based payments	$ 45,689,431					(45,689,431)
Shares issued in settlement of share-based payments, shares	5,635,335
Acquisition of non-controlling interests paid by shares	$ 2,533,223							(4,104,699)	(1,571,476)	1,571,476
Acquisition of non-controlling interests paid by shares, shares	1,464,291
Drawdown of convertible loan				220,450					220,450		220,450
Revaluation surplus realization			(180,260)					180,260
Balance at Mar. 31, 2022	$ 365,794,851	$ (129,036,521)	$ 9,798	$ 220,450		$ 33,106,054	$ (678,936)	$ (265,317,490)	$ 4,098,206		$ 4,098,206
Balance, shares at Mar. 31, 2022	46,442,058